Fees Summary	Jun. 05, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 649,655,500.00
Previously Paid Amount	0.00
Total Fee Amount	99,462.26
Total Offset Amount	0.00
Net Fee	99,462.26
Narrative - Max Aggregate Offering Price	$ 649,655,500.00
Narrative - Max Aggregate Offering Amount | shares	650,000,000
Final Prospectus	true